Cash Flow Information - Summary of Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Cash Flow Information [Abstract]
Interest received	$ 3,204	$ 419	$ 97
Income taxes paid	$ 120	$ 462	$ 0